UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2020
to September 30, 2020

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period From April 1, 2020 to September 30, 2020 (Unaudited)

Consolidated Schedule of Investments	1-7
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	13-21
Other Information	22

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2020

Investment Funds (94.10%)	Geographic Region	Acquisition Date	Cost	Fair Value
Co-Investments (19.94%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,262,730	$10,565,440
Carlyle Eagle Coinvestment, L.P.(a)	North America	2/15/2018	9,070,232	15,996,007
Carlyle ECI Coinvestment, L.P.(a)(b)(c)	North America	3/31/2014	399,251	1,660,727
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,484,815	19,614,509
Carlyle Havasu Coinvestment, L.P.(a)(b)(c)	North America	12/23/2015	7,238,961	7,731,996
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	10/15/2013	2,304,478	1,177,257
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	3,106,145	2,403,189
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	2/28/2017	17,344,434	26,374,672
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	9/30/2015	13,609,511	18,340,044
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	10,536,182
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,048,915	5,479,704
CEMOF II Master Co-Investment Partners, L.P.(a)(c)	North America	9/12/2016	5,673,263	3,823,699
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	9/22/2015	4,215,561	9,236
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	3/27/2014	4,535,474	3,501,200
Matador Co-Investment SCSp(a)(b)(c)	Europe	9/30/2019	5,225,526	4,874,229
Nash Coinvestment, L.P.(a)(c)	Africa	10/10/2017	7,050,615	8,054,242
Neptune Coinvestment, L.P.(a)(c)	Europe	6/23/2017	7,545,050	13,302,191
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,172,777	33,085,469
Ripley Cable Holdings I, L.P.(a)(b)(c)	Asia/Pacific	12/29/2017	0	70,184
Riverstone Fieldwood Partners, L.P.(a)(b)(c)	North America	6/30/2016	7,012,984	34
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	7/25/2018	1,216,629	29,418
Total Co-Investments			149,697,351	186,629,629

Primary Investments (37.37%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	11/13/2017	18,499,228	21,506,113
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	5/23/2016	9,561,689	6,446,137
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	5/25/2014	46,600,646	48,893,199
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	10/30/2017	19,859,356	20,457,536
Carlyle Europe Partners V, L.P.(a)(b)(c)	Europe	4/23/2018	17,087,062	13,472,328
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	3/28/2015	14,108,206	11,557,981
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	11/30/2018	5,378,349	4,615,993
Carlyle Global Financial Services Partners II, L.P.(a)(c)	Global	6/30/2014	13,375,949	16,789,870
Carlyle Global Financial Services Partners III, L.P.(a)(c)	Global	6/30/2017	12,994,679	13,211,893
Carlyle International Energy Partners II, S.C.Sp.(a)(b)(c)	Global	11/30/2018	3,913,745	3,002,580

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Investment Funds (94.10%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Carlyle International Energy Partners, L.P.(a)(c)	Global	3/12/2014	$26,915,083	$25,387,916
Carlyle Partners VI, L.P.(a)(c)	North America	9/20/2013	14,749,762	22,118,124
Carlyle Partners VII, L.P.(a)(c)	North America	11/29/2017	52,678,014	47,409,376
Carlyle Strategic Partners III, L.P.(a)(c)	North America	6/26/2013	6,900,795	3,583,533
Carlyle Structured Credit Fund, L.P.(a)(c)	North America	4/17/2017	50,830,657	45,075,678
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)(c)	Europe	6/6/2019	6,000,000	5,536,628
Golub Capital Partners 10, L.P.(a)(c)	North America	10/1/2016	26,250,000	24,872,830
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	3/31/2016	8,615,761	11,995,177
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	9/16/2019	2,093,612	1,980,629
Spring Bridge Partners, L.P.(a)(b)(c)	North America	9/17/2019	2,075,555	1,850,351
Total Primary Investments			358,488,148	349,763,872

Secondary Investments (36.79%)
Aberdeen Venture Partners IV, L.P.(a)	North America	9/30/2016	0	181,538
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	0	7,161
BlueCrest Strategic Limited(a)(b)	North America	8/1/2018	46,031	55,312
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	137,510	27,975
Caliburn Strategic Fund(a)(b)	Europe	9/30/2016	369,280	446,509
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	11/14/2017	0	8,797
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	11/14/2017	0	97,948
Carlyle Asia Growth Partners IV Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	331,753	32,251
Carlyle Asia Growth Partners IV, L.P.(a)(c)	Asia/Pacific	6/28/2013	23,198,384	8,063,140
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	298,452	11,290
Carlyle Asia Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/1/2013	127,118	257,799
Carlyle Asia Partners III Coinvestment, L.P.(a)	Asia/Pacific	4/2/2014	769,626	145,491
Carlyle Asia Partners III, L.P.(a)(c)	Asia/Pacific	12/30/2014	3,315,310	1,663,502
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(c)	Asia/Pacific	12/31/2018	2,571,920	4,044,946
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	5/24/2017	1,670,957	1,629,635
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	10/31/2017	481,916	658,430
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(c)	North America	9/30/2016	7,271,223	1,237,997
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	764,589	77,264
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	7/1/2013	2,603,699	1,185,292
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	4/2/2014	3,839,331	422,135
Carlyle Europe Partners III, L.P.(a)(b)(c)	Europe	7/1/2013	7,030,389	3,859,761
Carlyle Europe Partners IV, L.P.(a)(b)(c)	Europe	10/31/2017	901,250	876,906

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Investment Funds (94.10%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	$21,376	$4,119
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	12/31/2018	0	34,722
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	4/2/2014	1,615	751
Carlyle Global Financial Services Partners II, L.P.(a)(c)	Global	12/31/2017	4,989,086	7,480,933
Carlyle Global Financial Services Partners, L.P.(a)(c)	Global	6/30/2014	0	455,370
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	8/29/2014	1,418,216	631,146
Carlyle International Energy Partners, L.P.(a)(c)	Global	12/29/2017	6,558,413	5,923,847
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	238,803	12,342
Carlyle Japan Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/30/2016	69,543	221,379
Carlyle MENA Partners, L.P.(a)(c)	Middle East/North Africa	9/28/2018	391,265	361,418
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942
Carlyle Partners V Coinvestment, L.P.(a)	North America	4/2/2014	655,398	672,621
Carlyle Partners V, L.P.(a)(c)	North America	6/28/2013	16,714,700	18,882,105
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	8/31/2014	233,910	239,943
Carlyle Partners VI, L.P.(a)(c)	North America	7/6/2016	768,429	15,612,697
Carlyle Realty Partners V, L.P.(a)(b)(c)	North America	10/11/2017	1,276,576	1,157,417
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	4/25/2018	127,274	78,381
Carlyle South America Buyout Fund, L.P.(a)(c)	South America	10/31/2017	2,772,866	2,481,486
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)(c)	North America	4/2/2014	235,799	133,707
Carlyle Strategic Partners II, L.P.(a)(b)	North America	8/16/2013	4,307,082	2,999,239
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	238,665	206,495
Carlyle Strategic Partners III, L.P.(a)(c)	North America	10/31/2017	360,530	255,967
Carlyle U.S. Equity Opportunity Fund(a)(b)(c)	North America	3/4/2016	1,741,399	1,893,395
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	4/2/2014	31,162	158,453
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	3/15/2019	155,095	134,340
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(c)	North America	3/20/2018	2,256,578	2,142,142
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	12/31/2018	0	83,392
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,405	9,130
Carlyle Venture Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	130,879	37,215
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	9/30/2014	2,054,152	373,154

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Investment Funds (94.10%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Cerberus Institutional Overseas III, Ltd.(a)(b)	North America	9/30/2016	$0	$12,162
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	7/1/2018	5,474,664	5,318,221
Cerberus Institutional Partners III, L.P.(a)(b)	North America	9/30/2016	0	124,681
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	10/17/2019	258,919	258,894
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	320,934
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	0	190,248
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	346,629
Euro Wagon II, L.P.(a)(b)	Europe	7/1/2016	0	555,815
Forward Ventures IV, L.P.(a)(b)	North America	3/29/2019	0	2,706,942
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	7,468,207	9,851,144
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	10/4/2017	13,539	5,673
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	148,676	152,976
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	619,493	408,583
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	8/27/2020	7,407,407	7,407,407
JLL Partners Fund V, L.P.(a)(b)(c)	North America	12/30/2015	1,858,461	1,830,350
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	4,336,525	8,426,839
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	1,449,639	3,166,749
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	8,096,806	8,014,999
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	2,328,644
Madison Dearborn Capital Partners IV(a)(b)	North America	1/11/2017	122,757	92,664
MENA Coinvestment, L.P.(a)	Middle East/North Africa	4/2/2014	356,544	211,748
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	12/31/2017	7,543,083	3,723,013
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	279,424	301,083
New Enterprise Associates 9, L.P.(a)(b)	North America	9/30/2016	1,089	51,930
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	12/29/2014	21,636,036	11,267,000
OCM Opportunities Fund VI, L.P.(a)(b)	North America	10/17/2019	999	322
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	10/17/2019	97,255	114,631
OCM Opportunities Fund VII, L.P.(a)(b)	North America	10/17/2019	8,734	10,464
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	10/17/2019	0	31,414
OCM Opportunities Fund VIIb, L.P.(a)(b)(c)	North America	10/17/2019	0	2,876
Passero 18, L.P.(a)(b)(c)	North America	6/22/2018	20,484,190	22,660,919
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	27,276
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	182,964
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	8/26/2019	12,992,933	16,157,451
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	5/1/2019	9,150,930	14,793,439
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	9/30/2014	17,950,968	5,764,025

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Investment Funds (94.10%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(c)	North America	9/30/2014	$6,042,966	$1,727,239
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(c)	North America	11/12/2014	813,432	365,250
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	306,444	302,415
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	36,812	38,417
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	6,036,605
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	394,640
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	12/31/2016	0	66,210
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	3,203,390	21,439,638
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	275,740	1,789,832
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	433,152	494,903
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	204,234	223,349
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	94,589	108,074
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	7/1/2018	23,928	26,683
The Varde Fund VII-B, L.P.(a)(b)	North America	10/17/2019	47,364	63,936
Varde Investment Partners L.P.(a)(b)	North America	9/30/2016	1,363	2,357
VIP I CF L.P.(a)(b)(c)	Europe	8/7/2019	10,848,301	11,809,422
Warburg Pincus Energy, L.P.(a)(c)	North America	9/28/2018	2,724,389	2,033,361
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	30,730,596	27,359,487
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	41,465,164	46,606,217
WLR Recovery IV, L.P.(a)(c)	North America	7/1/2016	1,336,158	8,449,044
Total Secondary Investments			340,938,182	344,309,341
Total Investment Funds			$849,123,681	$880,702,842

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Direct Investments (0.23%)	Geographic Region	Acquisition Date	Shares/Par Value	Cost	Fair Value
Interlink Maritime Corp.(a)(b)(d)	North America	6/13/2014	80,000	$3,000,000	$1,672,263
PNBK Holdings, LLC(a)	North America	10/17/2019	74,024	866,703	512,248
Total Direct Investments				$3,866,703	$2,184,511

Common Stock (0.02%)
Patriot National Bancorp	24,674	$288,319	$170,744
Total Common Stock		$288,319	$170,744

Short-Term Investments (8.33%)
Money Market Funds (8.33%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.01%(e)	$28,736,284	$28,736,284
Fidelity Treasury Only Money Market Fund, 0.01%(e)	13,864,027	13,864,027
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.00%(e)	15,865,956	15,865,956
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.01%(e)	15,864,990	15,864,990
Morgan Stanley Institutional Liquidity Fund, Class I, 0.01%(e)	3,580,663	3,580,663
Total Money Market Funds	77,911,920	77,911,920
Total Short-Term Investments	$77,911,920	$77,911,920

Total Investments (102.68%)	$931,190,623	$960,970,017
Liabilities in Excess of Other Assets (-2.68%)		(25,081,896)
Net Assets (100.00%)		$935,888,121

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For Secondary Investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Restricted securities represent 94.33% of Net Assets.

(b)	Non-income producing security.

(c)	The Fund held unfunded commitments in the investment as of September 30, 2020 (see Note 3 in the accompanying Notes to Consolidated Financial Statements).

(d)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.18% of Net Assets. The total value of these securities is $1,672,263.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2020.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Investments as of September 30, 2020

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	19.94%
Primary Investments	37.37%
Secondary Investments	36.79%
Total Investment Funds	94.10%
Direct Investments	0.23%
Common Stock	0.02%
Short-Term Investments
Money Market Fund	8.33%
Total Investments	102.68%
Liabilities in excess of other assets	(2.68%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2020

Assets
Investments, at fair value (Cost $931,190,623)	$960,970,017
Interest receivable	24
Dividend receivable	33,035
Receivable for distributions from Investment Funds	24,745,766
Capital contributions receivable, due from Feeder Fund	2,395,500
Prepaid expenses and other assets	21,136
Total Assets	988,165,478

Liabilities
Payable for shares repurchased, due to Feeder	48,616,006
Payable to Adviser	2,884,477
Payable for contributions to Investment Funds, not yet settled	447,721
Accounting and administration fees payable	206,065
Directors’ and Officer fees payable	81,883
Professional fees payable	964
Accounts payable and other accrued expenses	40,241
Total Liabilities	52,277,357
Net Assets	$935,888,121

Composition of Net Assets
Paid-in capital	$624,742,680
Total distributable earnings	311,145,441
Net Assets	$935,888,121

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2020

Investment Income
Dividend income	$2,448,694
Interest income	137,711
Investment Income	2,586,405

Expenses
Management fee	5,721,715
Accounting and administration fees	391,469
Professional fees	78,238
Directors’ and Officer fees	66,007
Custody fees	62,362
Insurance expense	17,627
Other fees	112,408
Total Expenses	6,449,826

NET INVESTMENT LOSS	(3,863,421)

Net Realized Gain and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense
Net realized gain from:
Investments	20,056,072
Foreign currency	385,158
Net change in unrealized appreciation on:
Investments	74,554,898
Foreign currency	42,740
Net Realized Gain and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense	95,038,868

Net Increase in Net Assets Resulting from Operations	$91,175,447

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(3,863,421)	$3,664,225
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	20,441,230	12,976,170
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	74,597,638	(102,339,655)
Net Change in Net Assets Resulting from Operations	91,175,447	(85,699,260)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	11,779,574	49,736,613
Capital withdrawals	(94,878,677)	(144,290,852)
Net Change in Net Assets Resulting from Capital Transactions	(83,099,103)	(94,554,239)

Total Net Increase/(Decrease) in Net Assets	8,076,344	(180,253,499)

Net Assets
Beginning of period	927,811,777	1,108,065,276
End of period	$935,888,121	$927,811,777

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$91,175,447
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized gain from investments	(20,056,072)
Net change in unrealized appreciation on investments	(74,554,898)
Purchases of Investment Funds	(89,015,777)
Capital distributions received from Investment Funds	52,506,218
Net sales of short-term investments	58,636,862
(Increase)/Decrease in assets:
Receivable from distributions from Investment Funds	32,447,755
Interest receivable	8,220
Dividend receivable	192,624
Prepaid expenses and other assets	(10,532)
Increase/(Decrease) in liabilities:
Payable to Adviser	(264,502)
Payable for contributions to Investment Funds, not yet settled	(21,644,866)
Payable for Directors and officer fees	60,007
Accounting and administration fees payable	(2,547)
Professional fees payable	(289,577)
Accounts payable and other accrued expenses	5,427
Net cash provided by operating activities	29,193,789

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, including capital contributions received in advance	9,384,074
Payments for shares repurchased	(91,274,405)
Net cash used in financing activities	(81,890,331)

Net Change in cash	(52,696,542)
Cash, beginning of period	52,696,542
Cash, end of period	$0

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2020		For the Years Ended March 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net Assets:
Net assets, end of period (in thousands)	$935,888		$927,812	$1,108,065	$1,044,935	$954,287	$807,184

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(1)	(0.80	)%(2)	0.33%	1.38%	0.38%	(0.32)%	(0.86)%
Total expenses(3)	1.34	%(2)	1.42%	1.36%	1.37%	1.44%	1.38%
Portfolio turnover	6.45	%(4)	2.79%	5.59%	0.35%	0.00%	0.00%
Total return(5)	9.25	%(4)	(6.75)%	4.27%	10.98%	11.45%	0.54%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(2)	Net investment loss and total expenses are annualized for periods less than one full year.

(3)

Included in the above ratio are other expenses of 0.14% as of September 30, 2020, 0.22% as of March 31, 2020, 0.16% as of March 31, 2019, 0.17% as of March 31, 2018, 0.23% as of March 31, 2017 and 0.25% as of March 31, 2016.

(4)	Not annualized.

(5)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year and adjusted for cash flows related to capital contributions and withdrawals during the year. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2020

1.	ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates (“Carlyle”), with an emphasis on private equity funds, as more fully described in the Feeder Fund’s (as defined below) Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally will consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Master Fund’s net asset value (“NAV”).

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2020, the Feeder Fund owns 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. As of September 30, 2020, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax-year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2020, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2020, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiary, CPG TCG, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Master Fund. CPG TCG is used when the Master Fund has determined that owning certain investment funds within a domestic limited partnership structure would not be beneficial. As of September 30, 2020 the total value of investments held by the subsidiary is $5,028,207, or approximately 0.54% of the Master Fund’s net assets.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in investment funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

3.	PORTFOLIO VALUATION (continued)

The net asset value of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Direct Investments	$—	$512,248	$1,672,263	$2,184,511
Common Stocks	170,744	—	—	170,744
Short-Term Investments	—	77,911,920	—	77,911,920
TOTAL	$170,744	$78,424,168	$1,672,263	$80,267,175

The Master Fund held Investment Funds with a fair value of $880,702,842, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2020. Investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

3.	PORTFOLIO VALUATION (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2020	$2,052,558	$2,052,558
Purchases	—	—
Sales	—	—
Realized Gain	—	—
Change in Unrealized Appreciation/(Depreciation)	(380,295)	(380,295)
Transfer In	—	—
Transfer Out	—	—
Balance as of September 30, 2020	$1,672,263	$1,672,263

The net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 assets still held as of September 30, 2020 is $(380,295).

The Master Fund’s private equity investments financing stage with their corresponding unfunded commitments and other attributes, as of September 30, 2020, are briefly summarized in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$ 426,433,220	$ 371,372,854	Up to 10 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	229,825,607	68,299,593	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	226,628,526	64,932,832	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified financing stage. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following outlines the primary investment strategies of the Investment Funds held by the Master Fund as of September 30, 2020.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

3.	PORTFOLIO VALUATION (continued)

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Typically involves minority investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

Special Situations: A broad range including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Master Fund may make include:

Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Co-Investment/Direct Investments. Co-investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor’s (on behalf of its fund) or institutional investor’s investment in the operating company. Direct investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2020, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the Adviser a quarterly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2020, the Adviser earned $5,721,715 of Management Fee which is included in the Consolidated Statement of Operations, of which $2,884,477 was payable as of September 30, 2020 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

4.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Master Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Effective January 1, 2019, each member of the Board who is not an “interested person” of the Master Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2020 was $42,000, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations of which $40,357 was payable as of September 30, 2020 and is included in Directors’ and Officer fees payable in the Consolidated Statement of Assets and Liabilities.

During the period ended September 30, 2020, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $24,007, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations, and $41,526 is payable as of September 30, 2020 and is included in Directors’ and Officer fees payable in the Consolidated Statement of Assets and Liabilities.

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and CPG TCG, and are registered representatives of Foreside Fund Services, LLC.

5.	ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. Prior to July 20, 2019, UMB Fund Services, Inc. served as administrator to the Master Fund. For their services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2020, the total administration fees were $391,469 which is included in Accounting and administration fees in the Consolidated Statement of Operations, of which $206,065 was payable as of September 30, 2020 and is included in Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENTS

For the period ended September 30, 2020, total purchases and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $89,015,777 and $52,506,218, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2020.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the LLC Agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9.	CAPITAL CONTRIBUTIONS AND COMMITMENTS

As of September 30, 2020, the Master Fund had outstanding unfunded investment commitments to Investment Funds totaling $504,605,279. Nine Investment Funds have commitments denominated in Euros and one Investment Fund has commitments denominated in Japanese Yen. As of September 30, 2020, the unfunded commitments for these Investment Funds totaled €86,174,732 and ¥568,635,295, respectively. As of September 30, 2020, the exchange rate used for the conversion was 1.175 USD/EUR and 105.490 JPY/USD, respectively. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

10.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11.	LINE OF CREDIT

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $50,000,000 which is secured by certain interests in Investment Funds. As of September 30, 2020, the Master Fund has no borrowings under the Facility. A fee of 0.25% per annum is payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Eurodollar Rate Loans the ICE LIBOR Rate plus 2.00% and in the case of Prime Rate Loans is the rate of interest per annum publicly announced or determined from time to time by Signature Bank as its prime rate in effect. For the period ended September 30, 2020, the Master Fund had no borrowings outstanding.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2020

12.	IMPACTS OF COVID-19

Impacts of COVID-19: The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

13.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2020 have been evaluated through the date the financial statements were issued. During this period, capital contributions into the Master Fund for October 1, 2020 and November 1, 2020, equaled $1,362,000 and $1,045,100, respectively. There were no events or material transactions through the date the financial statements were issued other than as follows.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)
September 30, 2020

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at https://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which has replaced Form N-Q. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Master Fund’s previous Form N-Q filings, and its Form N-PORT filings, include a complete schedule of the Master Fund’s portfolio holdings as of the end of those fiscal quarters. The Master Fund’s Form N-Q and Form N-PORT filings can be found free of charge on the SEC’s website at https://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 7, 2020

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 7, 2020

*	Print the name and title of each signing officer under his or her signature.